Nature of Business , Organization, Basis of Presentation, and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and such differences could be material.

Certain Significant Risks and Uncertainties

Certain Significant Risks and Uncertainties

The Company is subject to those risks common in manufacture-driven markets, including, but not limited to, competitive forces, dependence on key personnel, consumer demand for its products, the successful protection of its proprietary technologies, compliance with government regulations and the possibility of not being able to obtain additional financing if and when needed.

Concentration of Credit Risk

Concentration of Credit Risk

A majority of the Company’s sales are made pursuant to floor plan financing programs in which the Company participates on behalf of its dealers through a contingent repurchase agreement with various third-party financing institutions. Under these arrangements, a dealer establishes a line of credit with one or more of these third-party lenders for the purchase of dealer boat inventory. When a dealer purchases and takes delivery of a boat pursuant to a floor plan financing arrangement, it draws against its line of credit and the lender pays the invoice cost of the boat directly to the Company within approximately two weeks. For dealers that use local floor plan financing programs or pay cash, the Company may extend credit without collateral under the dealer agreement based on the Company’s evaluation of the dealer’s credit risk and past payment history. The Company maintains allowances for potential credit losses that it believes are adequate. Refer to Note 1 “Trade Accounts Receivable” for factors considered in determining the Company’s allowance for doubtful accounts.

Cash

Cash

The Company considers all highly liquid investments purchased with an original maturity of 90 days or less to be cash equivalents. Cash equivalents are stated at cost, which approximates fair value. As of June 30, 2013, no highly liquid investments were held and the entire balance consists of traditional cash.

At June 30, 2012 and 2013, substantially all cash on hand was held by one financial institution. This cash on deposit may be, at times, in excess of insurance limits provided by the FDIC.

Trade Accounts Receivable

Trade Accounts Receivable

Trade receivables are carried at original invoice amount less an estimate made for doubtful receivables based on a review of all outstanding amounts on a monthly basis. The allowance for doubtful receivables was $254 at June 30, 2012 and 2013. Management determines the allowance for doubtful accounts by identifying troubled accounts and by using historical experience applied to an aging of accounts. Trade receivables are written off when deemed uncollectible. Recoveries of trade receivables previously written off are recorded when received. A trade receivable is considered to be past due if any portion of the receivable balance is outstanding beyond customer terms.

Inventories

Inventories

Substantially all inventories are stated at the lower of cost or market, determined on the first in, first out (“FIFO”) basis. Manufacturing cost includes materials, labor and manufacturing overhead. Unallocated overhead and abnormal costs are expensed as incurred.

Property and Equipment

Property and Equipment

Property and equipment acquired outside of acquisition are stated at cost. When property and equipment is retired or otherwise disposed of, the related cost and accumulated depreciation is removed from the accounts and any resulting gain or loss is accounted for in the statement of operations. Major additions are capitalized; maintenance, repairs and minor improvements are charged to operating expenses as incurred if they do not increase the life or productivity of the related capitalized asset. Depreciation on leasehold improvements is computed using the straight-line method based on the lesser of the remaining lease term or the estimated useful life and depreciation of equipment is computed using the straight-line method over the estimated useful life as follows:

Years
Leasehold improvements	Shorter of useful life or lease term
Machinery and equipment	3-5
Furniture and fixtures	3-5

The Company accounts for the impairment and disposition of long-lived assets in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 360, “Property, Plant, and Equipment” (“ASC Topic 360”). In accordance with ASC Topic 360, long-lived assets to be held are reviewed for events or changes in circumstances that indicate that their carrying value may not be recoverable. The Company periodically reviews for any indicators and, if indicators are present, tests the carrying value of long-lived assets, assessing their net realizable values based on estimated undiscounted cash flows over their remaining estimated useful lives. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. No impairment charges were recorded for the fiscal years ended June 30, 2011, 2012 and 2013 in the Company’s consolidated financial statements.

Goodwill

Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill amounts are not amortized, but rather are evaluated for potential impairment on an annual basis, as of June 30, unless circumstances indicate the need for impairment testing between the annual tests in accordance with the provisions of FASB ASC Topic 350, “Intangibles—Goodwill and Other.” If this assessment indicates the possibility of impairment, the income approach to test for goodwill impairment would be used unless circumstances indicate that a better estimate of fair value was available. Under the income approach, management calculates the fair value of each reporting unit based on the present value of estimated future cash flows. If the fair value of the reporting unit exceeds the carrying value of the net assets including goodwill assigned to that unit, goodwill is not impaired. If the carrying value of the reporting unit’s net assets including goodwill exceeds the fair value of the reporting unit, then management determines the implied fair value of the reporting unit’s goodwill. If the carrying value of a reporting unit’s goodwill exceeds its implied fair value, then the Company would record an impairment loss equal to the difference. The Company did not recognize any goodwill impairment charges in the fiscal years ended June 30, 2011, 2012 and 2013.

Intangible Assets

Intangible Assets

Intangible assets consist primarily of dealer relationships, product trade names and legal and contractual rights surrounding a patent. These assets are recorded at their estimated fair values at the acquisition dates using the income approach. These assets are being amortized using straight-line method based on their estimated useful lives ranging from eight to 15 years.

The estimated useful lives of acquired dealer relationships consider the average length of dealer relationships at the time of acquisition, historical rates of dealer attrition and retention, the Company’s history of renewal and extension of dealer relationships, as well as competitive and economic factors resulting in a range of useful lives. The estimated useful lives of the Company’s product trade names are based on a number of factors including technological obsolescence and the competitive environment. The estimated useful lives of legal and contractual rights are estimated based on the benefits that the patent provides for its remaining terms unless competitive, technological obsolescence or other factors indicate a shorter life.

Management, assisted by third-party valuation specialists, determines the estimated fair values of separately identifiable intangible assets at the date of acquisition under the income approach. Significant data and assumptions used in the valuations included cost, market and income comparisons, discount rates, royalty rates and management forecasts. Discount rates for each intangible asset were selected based on judgment of relative risk and approximate rates of returns investors in the subject assets might require. The royalty rates were developed using weighted average rates, which were based on projected sales and profits of products sold and management’s assessment of the intangibles’ importance to the sales and profitability of the product. Management provided forecasts of financial data pertaining to assets, liabilities and income statement balances to be utilized in the valuations. While management believes the assumptions, estimates, appraisal methods and ensuing results are appropriate and represent the best evidence of fair value in the circumstances, modification or use of other assumptions or methods could have yielded different results.

The carrying amount of intangible assets are reviewed whenever circumstances arise that indicate the carrying amount of an asset may not be recoverable. The carrying value of these assets is compared to the undiscounted future cash flows the assets are expected to generate. If the asset is considered to be impaired, the carrying value is compared to the fair value and this difference is recognized as an impairment loss. There was no impairment loss recognized on intangible assets for the fiscal years ended June 30, 2011, 2012 and 2013.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with FASB ASC Topic 740, “Income Taxes” (“ASC Topic 740”). As part of the process of preparing the financial statements, the Company is required to estimate income taxes in each of the jurisdictions in which it operates. This process involves estimating current tax exposure together with assessing temporary differences resulting from differing treatment of items for tax and accounting purposes. These temporary differences result in deferred tax assets and liabilities, which are included within the balance sheet. The Company then assesses the likelihood that deferred tax assets will be realized based on future taxable income and, to the extent the Company believes that recovery is not likely, a valuation allowance is established. To the extent a valuation allowance is established or changed in a period, the Company includes an expense or a benefit within the tax provision.

The members of the Company have elected to be taxed as a limited liability company under the provisions of the federal and state income tax codes. Under these provisions, the members report net income of the Company on their individual income tax returns. As a result, no provision for income taxes is reflected in the accompanying consolidated financial statements. Net income for financial statement purposes may differ significantly from taxable income attributable to members as a result of differences between the tax basis and the financial reporting basis of assets and liabilities.

The Company has adopted the provisions of the “Accounting for Uncertainty in Income Taxes” section of the ASC Topic 740. The Company recognizes liabilities for uncertain tax positions based on a two-step process. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step requires the Company to estimate and measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. It is inherently difficult and subjective to estimate such amounts, as the Company has to determine the probability of various possible outcomes. The Company reevaluates these uncertain tax positions on a quarterly basis. This evaluation is based on factors including, but not limited to, changes in facts or circumstances, changes in tax law, effectively settled issues under audit, and new audit activity. Such a change in recognition or measurement would result in the recognition of a tax benefit or an additional charge to the tax provision. For the years ended June 30, 2011, 2012 and 2013, management determined that there were no material uncertain income tax positions.

Revenue Recognition

Revenue Recognition

The Company generally manufactures products based on specific orders from dealers and often ships completed products only after receiving credit approval from financial institutions. Revenue is primarily recorded when all of the following conditions have been met:

•	an order for a product has been received;

•	a common carrier signs the delivery ticket accepting responsibility for the product; and

•	the product is removed from the Company’s property for delivery.

These conditions are generally met when title passes, which is when boats are shipped to dealers in accordance with shipping terms, which are primarily free on board shipping point.

Dealers generally have no rights to return unsold boats. From time to time, however, the Company may accept returns in limited circumstances and at the Company’s discretion under its warranty policy, which generally limits returns to instances of manufacturing defects. The Company estimates the costs that may be incurred under its basic limited warranty and records as a liability the amount of such costs at the time the product revenue is recognized. The Company may be obligated, in the event of default by a dealer, to accept returns of unsold boats under its repurchase commitment to floor financing providers, who are able to obtain such boats through foreclosure. The Company accrues estimated losses when a loss, due to the default of one of its dealers, is determined to be probable and the amount of the loss is reasonably estimable. Refer to Note 5 and Note 13 related to the Company’s product warranty and repurchase commitment obligations, respectively.

Revenue from boat part sales is recorded as the product is shipped from the Company’s location, which is free on board shipping point.

Revenue associated with sales of materials, parts, boats or engine products sold under the Company’s exclusive manufacturing and distribution agreement with its Australian licensee are recognized under free on board port of disembarkment terms, the point at which the risks of ownership and loss pass to the licensee. The Company also earns royalties from its Australian licensee, which are accrued on a monthly basis based on a percentage of the licensee’s gross sales. Royalties earned are paid to the Company on a quarterly basis.

Revenue associated with sales to the independent representative responsible for international sales is recognized in accordance with free on board shipping point terms, the point at which the risks of ownership and loss pass to the representative. A fixed percentage discount is earned by the independent representative at the time of shipment to the representative as a reduction in the price of the boat and is recorded in our consolidated statement of operations as a reduction in sales.

Delivery Costs		Delivery Costs Shipping and freight costs are included in cost of goods sold in the accompanying consolidated statements of income.
Rebates, Promotions, Floor Financing and Incentives

Rebates, Promotions, Floor Financing and Incentives

The Company provides for various structured dealer rebate and sales promotions incentives, which are recognized as a reduction in net sales, at the time of sale to the dealer. Examples of such programs include rebates, seasonal discounts, promotional co-op arrangements and other allowances. Dealer rebates and sales promotion expenses are estimated based on current programs and historical achievement and/or usage rates. Actual results may differ from these estimates if market conditions dictate the need to enhance or reduce sales promotion and incentive programs or if dealer achievement or other items vary from historical trends.

Free floor financing incentives includes payments to the lenders providing floor plan financing to the dealers or directly to the dealers themselves. Free floor financing incentives are estimated at the time of sale to the dealer based on the expected expense to the Company over the term of the free flooring period, ending in April each year, and are recognized as a reduction in sales. The Company accounts for both incentive payments directly to dealers and payment to third party lenders in this manner.

Changes in the Company’s accrual for dealer rebates were as follows:

	As of June 30,
	2012	2013
Beginning balance	$1,463	$1,801
Provision	3,052	4,261
Payments	(2,714)	(3,353)

Ending balance	$1,801	$2,709

Changes in the Company’s accrual for flooring financing were as follows:

	As of June 30,
	2012	2013
Beginning balance	$—	$—
Provision	2,132	2,413
Payments	(2,132)	(2,413)

Ending balance	$—	$—

Accrued Expenses

Accrued Expenses

The Company’s accrued expenses primarily consist of estimates for dealer rebates, promotions, floor financing, and incentives (see above), product warranties (see Note 5) and normal obligations for payroll and interest on the Company’s debt.

Derivative Instruments

Derivative Instruments

The Company follows the guidance set forth in FASB ASC Topic 815, “Derivatives and Hedging,” which requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. Changes in fair value of derivatives are recorded each period in current earnings or other comprehensive income, depending on whether the derivative is designated as part of a hedge transaction and, if it is, depending on the type of hedge transaction. As of June 30, 2013, the Company had a derivative instrument in the form of an interest rate swap. Refer to Note 7 for additional information.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Financial instruments for which the Company did not elect the fair value option include accounts receivable, prepaids and other current assets, short-term credit facilities, accounts payable, accrued expenses and other current liabilities. The carrying amounts of these financial instruments approximate their fair values as a result of their short-term nature or variable interest rates. Variable rate long-term debt issued by the Company was used to extinguish the existing fixed rate subordinated debt during 2013. The carrying value of the Company’s debt approximates fair value. The Company’s financial instruments are not held for trading purposes. Management believes that the carrying values of the financial instruments are reasonable estimates of fair value. See Note 8 for more information.

Fair Value Measurements

Fair Value Measurements

The Company applies the provisions of FASB ASC Topic 820, “Fair Value Measurements and Disclosures” (“ASC Topic 820”) for fair value measurements of financial assets and financial liabilities, and for fair value measurements of nonfinancial items that are recognized or disclosed at fair value in the financial statements on a recurring basis. ASC Topic 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 also establishes a framework for measuring fair value and expands disclosures about fair value measurements. In addition to the financial assets and liabilities measured on a recurring basis, certain nonfinancial assets and liabilities are to be measured at fair value on a nonrecurring basis in accordance with applicable GAAP. This includes items such as nonfinancial assets and liabilities initially measured at fair value in a business combination (but not measured at fair value in subsequent periods) and nonfinancial long-lived asset groups measured at fair value for an impairment assessment. In general, non-financial assets including goodwill, other intangible assets and property and equipment are measured at fair value when there is an indication of impairment and are recorded at fair value only when any impairment is recognized. See Note 8 for more information.

Equity-Based Compensation

Equity-Based Compensation

The Company accounts for stock-based compensation, which includes profits interests granted to employees and directors pursuant to the Company’s limited liability company agreement entered into on August 7, 2006, as amended (the “LLC Agreement”), in accordance with FASB ASC Topic 718, “Compensation—Stock Compensation” (“ASC Topic 718”). ASC Topic 718 requires that all stock-based compensation be recognized as an expense in the financial statements and that such cost be measured at the grant date fair value of the award.

Repurchase Commitments

Repurchase Commitments

In connection with its dealers’ wholesale floor-plan financing of boats, the Company has entered into repurchase agreements with various lending institutions. The repurchase commitment is on an individual unit basis with a term from the date it is financed by the lending institution through payment date by the dealer, generally not exceeding two and a half years. The total amount financed under the floor financing programs with repurchase obligations was $34,500 and $51,800 at June 30, 2012 and 2013, respectively. Such agreements are customary in the industry and the Company’s exposure to loss under such agreements is limited by contractual caps and the resale value of the inventory which is required to be repurchased. No units were repurchased for the fiscal years ended June 30, 2012 and 2013.

Debt Issuance Costs

Debt Issuance Costs

In July 2013, deferred financing costs of $1,016 were capitalized with the issuance of the Company’s new revolving credit facility and long-term secured note and are being amortized over the terms of the underlying agreement. See Note 6 for more information. Unamortized debt issuance costs of $531 associated with the Company’s previously existing term note and revolving credit facility were expensed upon extinguishment of the debt. Amortization of deferred financing costs, including those related to the Company’s extinguishment, of $181, $181 and $148 were recorded for the fiscal years ended June 30, 2011, 2012 and 2013, respectively. Unamortized debt issuance costs were $15 and $531 at June 30, 2012 and 2013, respectively. These amounts are classified as other assets, net and are amortized over the term of the debt into interest expense using the effective interest method.

Advertising Costs

Advertising Costs

Advertising costs are expensed as incurred. Advertising expenses are included in selling and marketing expenses and were not material for fiscal years ended June 30, 2011, 2012 and 2013.

Recent Accounting Pronouncements	Recent Accounting Pronouncements There are no new accounting pronouncements that are expected to have a significant impact on the condensed consolidated financial statements (unaudited).

Recent Accounting Pronouncements

In December 2011 and February 2013, the FASB issued an amendment to the balance sheet topic of the ASC, which requires entities to disclose both gross and net information about both derivatives and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting agreement. The objective of the disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). This standard is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. Retrospective presentation for all comparative periods presented is required. The adoption of the standard had no impact on the Company’s results of operations or financial condition.

In July 2012, the FASB issued guidance on testing indefinite-lived intangible assets for impairment. Under the guidance, testing the decline in the realizable value (impairment) of indefinite-lived intangible assets other than goodwill has been simplified. The guidance allows an organization the option to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test. An organization electing to perform a qualitative assessment is no longer required to calculate the fair value of an indefinite-lived intangible asset unless the organization determines, based on a qualitative assessment, that it is more likely than not that the asset is impaired. The guidance is effective for impairment tests for fiscal years beginning after September 15, 2012 and early adoption is permitted. This guidance did not have a material impact on the Company’s results of operations or financial condition.

In September 2011, the FASB updated FASB ASC Topic 350, “Intangibles—Goodwill and Other.” This update gives an entity the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. The adoption of this update did not have a material impact on the Company’s results of operations or financial condition.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). The new standards do not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS or GAAP. For GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS. ASU 2011-04 is effective for all interim and annual reporting periods beginning after December 15, 2011. The adoption did not have a material impact on the Company’s results of operation or financial condition.

Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim condensed financial statements and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all information and disclosures of results of operations, financial position and changes in cash flow in conformity with GAAP for complete financial statements. Such statements should be read in conjunction with the audited consolidated financial statements and notes thereto of Malibu Boats, Inc. and subsidiaries for the year ended June 30, 2013. In the opinion of management, the accompanying unaudited interim condensed consolidated financial statements reflect all adjustments (consisting only of normal recurring items) considered necessary to present fairly the Company’s financial position at March 31, 2014 and the results of its operations and the cash flows for the three and nine month periods ended March 31, 2014 and 2013. Operating results for the three and nine months ended March 31, 2014 are not necessarily indicative of the results that may be expected for the full year ending June 30, 2014. Certain reclassifications have been made to the prior period presentation to conform to the current period presentation. Units and shares are presented as whole numbers while all dollar amounts are presented in thousands, unless otherwise noted.

Principles of Consolidation

Principles of Consolidation

The accompanying condensed consolidated financial statements include the operations and accounts of the Company and all subsidiaries thereof. All intercompany balances and transactions have been eliminated upon consolidation.